Investments & Sundry Assets	12 Months Ended
Dec. 31, 2019
Investments & Sundry Assets
Investments & Sundry Assets

NOTE O. INVESTMENTS & SUNDRY ASSETS

($ in millions) At December 31:	2019	2018
Derivatives—noncurrent	$94	$347
Alliance investments
Equity method	184	192
Non-equity method	38	34
Long-term deposits	242	268
Other receivables	276	359
Employee benefit-related	253	263
Prepaid income taxes	664	626
Other assets	321	296
Total	$2,074	$2,386